Subsequent events - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended		6 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jul. 31, 2013 Subsequent events [Member]	Jul. 19, 2013 Subsequent events [Member]	Jul. 31, 2013 Subsequent events [Member] Vessel class 14000 TEU [Member] Vessel	Jul. 31, 2013 Subsequent events [Member] 4600 TEU [Member] Vessel	Jun. 30, 2013 Series C preferred shares [Member]	Jun. 30, 2012 Series C preferred shares [Member]	Jun. 30, 2013 Series C preferred shares [Member]	Jun. 30, 2012 Series C preferred shares [Member]	Jul. 31, 2013 Series C preferred shares [Member] Subsequent events [Member]	Jun. 30, 2013 Series D preferred shares [Member]	Jun. 30, 2013 Series D preferred shares [Member]	Jul. 31, 2013 Series D preferred shares [Member] Subsequent events [Member]	Jul. 31, 2013 Series C and Series D preferred share [Member] Subsequent events [Member]	Jul. 31, 2013 Common shares [Member] Subsequent events [Member]
Capacity of vessel class					14,000	4,600
Fixed-rate time charter period						2 years
Dividends on preferred shares, per share											$ 0.59375			$ 0.496875
Dividends, preferred stock	$ 18,976,000	$ 33,250,000					$ 8,631,000	$ 8,569,000	$ 17,251,000	$ 17,102,000		$ 1,545,000	$ 3,088,000		$ 9,855,000
Dividends declared date											Jul. 16, 2013			Jul. 16, 2013		Jul. 24, 2013
Dividends date paid											Jul. 30, 2013			Jul. 30, 2013		Aug. 21, 2013
Dividends date of record											Jul. 29, 2013			Jul. 29, 2013		Aug. 12, 2013
Aggregate purchase price				550,000,000
Dividends on common shares, per share																$ 0.3125
Term loan facility			$ 83,000,000
Number of vessels					1